Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following at December 31:

	2019			2018
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	56,679	1,050	57,729	52,529	197	52,726
Environmental provision	2,923	1,185	4,108	2,880	331	3,211
Provisions for litigation	—	3,905	3,905	—	2,399	2,399
Provisions for third-party liability	9,263	—	9,263	7,270	—	7,270
Provisions for C02 emissions allowances	5,776	29,162	34,938	2,859	25,111	27,970
Other provisions	10,211	10,789	21,000	10,249	12,532	22,781
Total	84,852	46,091	130,943	75,787	40,570	116,357

The changes in the various line items of provisions in 2019 and 2018 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	59,195	3,467	11,732	7,639	7,281	26,178	115,492
Charges for the year	4,611	103	392	229	26,348	2,483	34,166
Provisions reversed with a credit to income	(36)	—	—	(9)	—	(1,524)	(1,569)
Amounts used	(2,076)	—	(9,595)	(239)	(5,470)	(3,039)	(20,419)
Provision against equity	(3,568)	—	—	—	—	—	(3,568)
Transfers from/(to) other accounts	277	—	—	—	—	—	277
Exchange differences and others	(5,677)	(359)	(130)	(350)	(189)	(2,035)	(8,740)
Additions from business combinations (see Note 5)	—	—	—	—	—	735	735
Disposals from business divestitures	—	—	—	—	—	(17)	(17)
Balance at December 31, 2018	52,726	3,211	2,399	7,270	27,970	22,781	116,357
Charges for the year	7,444	820	2,166	2,361	18,794	2,958	34,543
Provisions reversed with a credit to income	(1,798)	—	—	(74)	—	(1,101)	(2,973)
Amounts used	(2,019)	—	(650)	(179)	(9,452)	(723)	(13,023)
Provision against equity	2,244	—	—	—	—	—	2,244
Exchange differences and others	(868)	77	(10)	(115)	(249)	(441)	(1,606)
Disposals from business divestitures	—	—	—	—	(2,125)	(2,474)	(4,599)
Balance at December 31, 2019	57,729	4,108	3,905	9,263	34,938	21,000	130,943

The main provisions relating to employee obligations are as follows:

France

These relate to various obligations assumed by FerroPem, SAS with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined benefit obligations, whose changes in 2019 and 2018 were as follows:

	2019	2018
	US$'000	US$'000
Obligations at the beginning of year	28,049	29,768
Current service cost	1,951	1,678
Borrowing costs	524	470
Actuarial differences	4,432	(700)
Benefits paid	(1,581)	(1,818)
Exchange differences	(580)	(1,349)
Obligations at the end of year	32,795	28,049

At December 31, 2019 and 2018, the effect of a 1% change in discount rate would have resulted in a change to the provision of approximately $4,767 thousand and $3,664 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2019:

2019
US$'000
2020	1,020
2021	909
2022	1,400
2023	2,041
2024	2,249
Years 2025-2029	8,336

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2019 and 2018 were as follows:

	2019	2018
	US$'000	US$'000
Obligations at beginning of year	5,429	7,872
Current service cost	90	139
Borrowing costs	511	740
Actuarial differences	(1,291)	(2,000)
Benefits paid	(254)	(226)
Exchange differences	116	(1,096)
Obligations at end of year	4,601	5,429

At December 31, 2019 and 2018, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $562 thousand and $216 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2019	2018
Cash	1.50%	1.72%
Equity	42.25%	47.42%
Bond	15.64%	13.62%
Property	2.78%	2.67%
International	32.51%	30.27%
Others	5.32%	4.30%
Total	100.00%	100.00%

As of December 31, 2019 and 2018 the Plan assets amounted to $2,126 thousand and $1,906 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2019	2018
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	1,906	2,248
Interest income on assets	194	216
Benefits paid	—	(50)
Actuarial differences	(81)	(228)
Other	107	(280)
Fair value of plan assets at the end of the year	2,126	1,906
Actual return on assets	113	(11)

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined at December 31, 2019 by independent actuaries. The present value of the obligation for defined benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2019 and 2018 were as follows:

	2019	2018
	US$'000	US$'000
Obligations at the beginning of year	534	1,883
Current service cost	50	775
Borrowing costs	1,128	—
Benefits paid	(3)	(35)
Exchange differences	(1,200)	(2,089)
Other	2,068	—
Obligations at the end of year	2,577	534

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2019	2018	2019	2018	2019	2018
Salary increase	1.60%-6.10%	1.60%-6.10%	7.10%-7.60%	7.2%	7374%	400000%
Discount rate	0.75%	2%	9.5%-10.7%	9.9%	7673%	520004%
Expected inflation rate	1.60%	1.60%	5.1%-6.1%	6.20%	7374%	500000%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)	UP94	UP94
Retirement age	65	65	63	63	62-63	64

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (“GMI”) sponsors three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsors a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009.

Quebec Silicon Limited partnership (“QSLP”) sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2019 and 2018:

	2019				2018
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	37,272	25,626	8,739	71,637	35,062	22,393	7,377	64,832
Fair value of plan assets	(33,620)	(20,260)	—	(53,880)	(29,038)	(17,076)	—	(46,114)
Provision for pensions	3,652	5,366	8,739	17,757	6,024	5,317	7,377	18,718

All North American pension and post-retirement plans are underfunded. At December 31, 2019 and 2018, the accumulated benefit obligation was $62,898 thousand and $57,455 thousand for the defined pension plan and $8,739 thousand and $7,377 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations at December 31, 2019 and 2018 for the North American plans are as follows:

	North America – 2019			North America – 2018
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	3.00%	3.15%	3.15%	4.00%	3.80%	3.90%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B	SOA RP-2014 Blue Collar Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	58-60	58-60	65	62	62

The discount rate used in calculating the present value of our pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2019 and 2018 and the Mercer Proprietary Yield Curve for 2019 and 2018 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $1,159 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2020.

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2020	2,290	193
2021	2,286	198
2022	2,253	195
2023	2,313	211
2024	2,353	220
Years 2025-2029	12,494	1,477

The accumulated non-pension postretirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.3% for 2019 and decreasing to an ultimate rate of 4.0% in fiscal 2040. At December, 31 2019 and 2018, the effect of a 1% increase in health care cost trend rate on the non-pension postretirement benefit obligation is $1,809 thousand and $1,535 thousand, respectively. At December, 31 2019 and 2018 the effect of a 1% decrease in health care cost trend rate on the non-pension postretirement benefit obligation is ($1,374) thousand and ($1,194) thousand.

The changes to these obligations in the current year ended December 31, 2019 were as follows:

	2019
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	35,062	22,393	7,377	64,832
Service cost	136	131	287	554
Borrowing cost	1,359	852	291	2,502
Actuarial differences	2,842	1,971	563	5,376
Benefits paid	(2,036)	(864)	(162)	(3,062)
Exchange differences	—	1,143	383	1,526
Expenses	(91)	—	—	(91)
Obligations at the end of year	37,272	25,626	8,739	71,637

The plan assets of the defined benefit and retirement and post-retirement plans in North America are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2019 and 2018 of the assets by class are:

	2019	2018
Cash	1%	1%
Equity Mutual Funds	44%	40%
Fixed Income Securities	55%	59%
Total	100%	100%

For the year ended December 31, 2019, the changes in plan assets were as follows:

	2019
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	29,038	17,076	46,114
Interest income on assets	1,115	659	1,774
Benefits paid	(2,036)	(864)	(2,900)
Actuarial return on plan assets	5,580	1,662	7,242
Exchange differences	—	891	891
Other	(77)	836	759
Fair value of plan assets at the end of the year	33,620	20,260	53,880

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company’s subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants’ contributions up to a maximum of 6% of compensation. Additionally, the Company sponsors a defined contribution plan for employees of Core Metals. Under the plan, the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.

Environmental provision

Environmental provisions relate to $2,923 thousand of non-current environmental rehabilitation obligations (2018: $2,880 thousand) and $1,185 thousand of current environmental rehabilitation obligations (2018: $331 thousand).

Provisions for litigation

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $1,166 thousand during the year ended December 31, 2019 as part of the current portion of Provisions for litigation (2018: $1,775 thousand).  The associated expense has been recorded to Staff costs in the Consolidated Income Statement.  See Note 24 for further information.

The timing and amounts potential liabilities arising from such exposures is uncertain.  The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Grupo FerroAtlántica, S.A.U. assumes expenses for litigation provisions of FerroManganese France, in relation to the dismissal of two employees of the latter company. The amount of the provision recognised as of December 31, 2019 is $1,161 thousand.

FerroManganese Norway registers a provision for litigation in December 2019, based on the settlement of the lawsuit against a crane supplier. The amount of the provision recognized as of December 31, 2019 is $1,048 thousand.

Provisions for third-party liability

Provisions for third-party liability relate to current obligations ($9,263 thousand) relating to health costs for retired employees (2018: $7,270 thousand).

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $4,866 thousand (2018: $7,323 thousand) and other provisions of $16,134 thousand (2018: $15,458 thousand).